Short-Term Debts	6 Months Ended
Jun. 30, 2023
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

11. SHORT-TERM DEBTS

	December 31,
	2022	June 30, 2023
	RMB	RMB	US$
Convertible loan (“CL”) (i)	15	16	2
Total	15	16	2

(i)	On July 22, 2021, the Company issued convertible debentures (the “Convertible Debentures”) to certain investors in a registered direct offering in an aggregate principal amount of US$3,014 (RMB20,788) for the discounted price of US$2,740 (RMB18,898). The Convertible Debentures were originally due in one year and bear interest of 0% per annum if the conversion feature is not triggered. Pursuant to the agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bid price or 80% of VWAP of the Company’s ADSs during the ten consecutive trading days immediately preceding conversion, but not lower than a Floor Price of US$1 (the “floor price”). Due to significant drop of the ADS market price in 2022, the debenture holders and the Company renegotiated the Floor Price. On February 5, 2022, the Company entered into an amendment agreement, pursuant to which the Floor Price was reduced to US$0.10 per Class A Ordinary Share. The Company has elected to recognize the Convertible Debentures at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Convertible Debentures were partially converted into 114,234 shares on December 10, 2021. The fair value of the Convertible Debentures loan immediately prior to conversion was assessed at RMB1,321. Substantially all of the remaining outstanding Convertible Debentures were converted into 4,842,197 Class A ordinary shares (refer to Note 14) on March 16, 2022. The fair value of the Convertible Debentures on March 16, 2022 immediately prior to conversion was assessed at RMB22,237. As of June 30, 2023, the fair value of the outstanding balance of the Convertible Debentures was RMB16 (US$2).

For the six months ended June 30, 2022 and 2023, the Company recognized change in fair value of the Convertible Debenture of RMB139 and nil, respectively.